Shareholders' Equity (Details)			6 Months Ended
	Jan. 26, 2024 USD ($) $ / shares shares	Jan. 13, 2022 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 JPY (¥)	Jun. 27, 2024 USD ($)	Jun. 27, 2024 JPY (¥)	Mar. 31, 2024 USD ($) shares
Shareholders
Sale of shares (in Shares) | shares	597,015	625,000
Purchase price (in Dollars per share) | $ / shares	$ 6.7
Proceeds from issuance of common stock | $	$ 4,000,000
Public price per share (in Dollars per share) | $ / shares		$ 40
Ordinary shares issued (in Shares) | shares			42,220,206				42,220,206
Gross proceeds from IPO | $		$ 25,000,000
Net proceeds | $		$ 21,400,000
Capital reduction					$ (846,116)	¥ 99,000,000
Designated on capital reduced			$ 15,870,723	¥ 1,856,786,684
Total restricted net assets | $			$ 26,979,030				$ 26,979,030
Securities Purchase Agreement [Member]
Shareholders
Sale of shares (in Shares) | shares	597,015
Minimum [Member]
Shareholders
Capital reduction					(15,870,723)	1,856,786,684
Maximum [Member]
Shareholders
Capital reduction					$ (16,716,839)	¥ 1,955,786,684
ADS [Member]
Shareholders
Ordinary shares issued (in Shares) | shares		25,000